ACQUISITIONS - Crystal Orange & Blossom Hill (Details) ¥ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	May 25, 2017 CNY (¥)	Aug. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2015 CNY (¥)
Acquisitions
Net revenues			$ 1,464	¥ 10,063.0	¥ 8,229.0	¥ 6,573.0
Net income			104	716.0	1,228.0	782.0
Summary of the fair values of the assets acquired and liabilities assumed
Goodwill			383		2,265.0	172.0	¥ 2,630.0	¥ 109.0
Cash consideration to noncontrolling interests			$ 12	84.0	4.0	4.0
Crystal Orange
Acquisitions
Percentage of ownership interest acquired	100.00%
Cash consideration	¥ 3,765.0
Net revenues					777.0
Net income					100.0
Business acquisition, pro forma information
Pro forma net revenue					8,630.0	7,508.0
Pro forma net income					1,267.0	¥ 835.0
Summary of the fair values of the assets acquired and liabilities assumed
Current assets					137.0
Property and equipment					842.0
Goodwill					2,093.0
Other noncurrent assets					131.0
Current liabilities					(222.0)
Noncurrent liabilities					(180.0)
Deferred tax liabilities					(323.0)
Noncontrolling interest					(4.0)
Total					3,765.0
Business combination cost related to consultation services agreements and option cancellation agreement	¥ 256.0
Transaction costs					¥ 46.0
Crystal Orange | Minimum
Summary of the fair values of the assets acquired and liabilities assumed
Amortization period of property and equipment					3 years
Crystal Orange | Maximum
Summary of the fair values of the assets acquired and liabilities assumed
Amortization period of property and equipment					20 years
Crystal Orange | Favorable lease agreements
Summary of the fair values of the assets acquired and liabilities assumed
Intangible assets					¥ 91.0
Crystal Orange | Franchise agreement
Summary of the fair values of the assets acquired and liabilities assumed
Intangible assets					58.0
Blossom Hill
Acquisitions
Percentage of ownership interest acquired		83.00%	94.00%				94.00%
Aggregated consideration		¥ 536.0
Cash consideration		463.0
Implied fair value of equity interests		¥ 73.0
Percentage of equity interests transferred		11.00%
Gain on remeasurement		¥ 13.0
Net revenues				30.0
Net income				(15.0)
Business acquisition, pro forma information
Pro forma net revenue				10,124.0	8,331.0
Pro forma net income				¥ 701.0	1,214.0
Summary of the fair values of the assets acquired and liabilities assumed
Current assets							¥ 84.0
Property and equipment							187.0
Goodwill							365.0
Deferred tax assets							12.0
Current liabilities							(105.0)
Noncurrent liabilities							(18.0)
Deferred tax liabilities							(50.0)
Noncontrolling interest							(150.0)
Total							536.0
Percentage of noncontrolling interest acquired		11.00%
Cash consideration to noncontrolling interests		¥ 73.0
Blossom Hill | Minimum
Summary of the fair values of the assets acquired and liabilities assumed
Amortization period of property and equipment			3 years	3 years
Blossom Hill | Maximum
Summary of the fair values of the assets acquired and liabilities assumed
Amortization period of property and equipment			20 years	20 years
Blossom Hill | Favorable lease agreements
Summary of the fair values of the assets acquired and liabilities assumed
Intangible assets							7.0
Blossom Hill | Unfavorable leases
Summary of the fair values of the assets acquired and liabilities assumed
Intangible assets							1.0
Blossom Hill | Franchise agreement
Summary of the fair values of the assets acquired and liabilities assumed
Intangible assets							25.0
Blossom Hill | Land use rights
Summary of the fair values of the assets acquired and liabilities assumed
Intangible assets							10.0
Brand name | Crystal Orange
Summary of the fair values of the assets acquired and liabilities assumed
Intangible assets					¥ 1,142.0
Brand name | Blossom Hill
Summary of the fair values of the assets acquired and liabilities assumed
Intangible assets							¥ 170.0